Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
10. Earnings per share
Profit attributable to ordinary equity holders of the parent from continuing operations	£ 2,461	£ 1,597	[1]	£ 587	[1]
Loss attributable to ordinary equity holders of the parent from discontinued operations	0	0	[1]	(2,335)	[1]
Profit attributable to ordinary equity holders of parent from continuing and discontinuing operations	£ 2,461	£ 1,597	[1]	£ (1,748)	[1]
Basic weighted average number of shares in issue	17,200	17,075		16,996
Number of potential ordinary shares	282	308		288
Diluted weighted average number of shares	17,482	17,383		17,284
Basic earnings/(loss) per ordinary share	£ 0.143	£ 0.094	[1]	£ (0.103)	[1]
Basic earnings per ordinary share in respect of continuing operations	0.143	0.094	[1]	0.035	[1]
Basic loss per ordinary share from discontinued operations	0	0	[1]	(0.138)	[1]
Diluted (loss)/earnings per share	0.141	0.092	[1]	(0.101)	[1]
Diluted earnings per ordinary share from continuing operations	0.141	0.092	[1]	0.034	[1]
Diluted loss per ordinary share in respect of discontinued operations	£ 0	£ 0	[1]	£ (0.135)	[1]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge	£ (1,003)	£ (911)	[1]	£ (2,066)	[1]
IAS 12 [member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Tax charge	£ 222	£ 211		£ 174

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1